Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Carrying Value of Term Loan Facility

The carrying value of the term loan facility is as follows:

	As at December 31,	As at December 31,
	2015	2014
15% Term loan facility	$1,000	$1,000
Unamortized discount	(70)	(94)
Accrued interest	567	362
Net carrying amount	$1,497	$1,268